EARNINGS (LOSS) PER ORDINARY SHARE - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders from continuing and discontinued operations	$ 622	$ 953	$ (12)
Net (impairment reversal) impairment on held for sale assets	0	(17)	549
Taxation on net impairment on held for sale assets	0	0	(165)
Net impairment on property, plant and equipment and right of use asset	2	0	0
Derecognition of assets	4	0	10
Loss on disposal of discontinued operations	0	80	0
Taxation on loss on disposal of discontinued operations	0	1	0
Profit on sale of joint ventures	0	(19)	0
Net loss (profit) on disposal of tangible assets	(17)	2	(3)
Taxation on net (profit) loss on disposal of assets	1	0	0
Headline earnings (loss)	612	$ 1,000	$ 379
Threshold for disclosure of tax effect	$ 1
Weighted average number of shares (in shares)	419,755,627	419,033,516	418,349,777
Basic headline earnings (loss) per share (USD per share)	$ 1.46	$ 2.38	$ 0.91
Diluted headline earnings (loss)	$ 612	$ 1,000	$ 379
Diluted weighted average number of shares (in shares)	420,056,703	419,481,450	418,349,777
Diluted headline earnings (loss) per share (USD per share)	$ 1.46	$ 2.38	$ 0.91